Related party transactions and balances - Summary of related party transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Other income	$ 198,778	$ 5,199,803	$ 589,255
Other expense	57,952,751	15,169,616	$ 39,211,769
Related parties [member]
Disclosure of transactions between related parties [line items]
Sales	430,151	473,667
Other income	1,863	1,473
Raw material purchase	0	0
Other expense	429,331	264,874
G SMATT Japan [member]
Disclosure of transactions between related parties [line items]
Sales	9,142	9,267
Other income	0	0
Raw material purchase	0	0
Other expense	0	0
BioX [member]
Disclosure of transactions between related parties [line items]
Sales	421,009	464,400
Other income	1,863	1,473
Raw material purchase	0	0
Other expense	366,026	$ 264,874
Kim, Houng-Ki [member]
Disclosure of transactions between related parties [line items]
Sales	0
Other income	0
Raw material purchase	0
Other expense	27,997
Lee, Ho-Joon [member]
Disclosure of transactions between related parties [line items]
Sales	0
Other income	0
Raw material purchase	0
Other expense	$ 35,308